Consolidated Balance Sheet	Dec. 31, 2015 USD ($)
Stockholders’ equity
Total stockholders’ equity	$ 3,298
Asian Equity Exchange Group Co LTD [Member]
Current assets
Cash and cash equivalents	22,655
Prepayments	23,298
Amount due from a related party	14,284
Total current assets	60,237
Property and equipment, net of accumulated depreciation	18,202
Total assets	78,439
Current Liabilities
Income taxes payable	5,675
Other payables	69,466
Total liabilities	75,141
Stockholders’ equity
Common stock: 1,000,000,000 shares authorized, par value $0.00001, 1,000,000,000 shares issued and outstanding as of December 31, 2015	10,000
Subscription receivable	(10,000)
Retained earnings	5,280
Accumulated other comprehensive loss	(1,982)
Total stockholders’ equity	3,298
Total liabilities and stockholders’ equity	$ 78,439